Summary Prospectus and Prospectus Supplement

March 16, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2018 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 31, 2018

Corporate Bond Portfolio (the "Fund")

Effective March 19, 2018, Mikhael Breiterman-Loader will no longer serve as a portfolio manager to the Fund. Accordingly, effective March 19, 2018, all references to Mr. Breiterman-Loader will be removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  FTCBPMPSUMPSPT

Statement of Additional Information Supplement

March 16, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2018 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2018

Corporate Bond Portfolio (the "Fund")

Effective March 19, 2018, Mikhael Breiterman-Loader will no longer serve as a portfolio manager to the Fund. Accordingly, effective March 19, 2018, all references to Mr. Breiterman-Loader will be removed from the Fund's Statement of Additional Information.

Please retain this supplement for future reference.